UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-6027

KAVILCO INCORPORATED

(Exact name of registrant as specified in charter)

600 University Street, Suite 3010
Seattle, Washington 98101-1129

(Address of principal executive offices) (Zip code)

Registrant’s telephone number, including area code: (206) 624-6166

Date of fiscal year end: December 31, 2013

Date of reporting period: September 30, 2013

	COST	%	Principal Amount or Shares	Market Value
INVESTMENTS IN SECURITIES
U.S. Corporate Bonds

Chemicals - Specialty
E.I. Du Pont de Nemour, 5.250%, due December 15, 2016			1,519,000	1,714,404
Total Chemical Industry		4.7%		1,714,404

Communications
AT&T, 5.100%, due September 15, 2014			1,250,000	1,303,637
CBS Corporation, 4.625%, due May 15, 2018			2,000,000	2,189,700
Deutsche Telekom Int. Fin., 6.000%, due July 8, 2019			250,000	292,157
Total Communications		10.3%		3,785,494

Consumer, Cyclical
Home Depot Inc., 5.250%, due December 16, 2013			1,000,000	1,009,890
Safeway Inc., 5.625%, due August 15, 2014			1,229,000	1,279,831
Target Corp., 5.875%, due July 15, 2016			1,000,000	1,135,720
Avon Products Inc., 6.500%, due March 1, 2019			500,000	560,525
Total Consumer, Cyclical		10.9%		3,985,966

Consumer, Non-cyclical
McDonald’s Corp., 5.300%, due March 15, 2017			500,000	559,585
Kraft Foods Inc., 6.500%, due August 11, 2017			250,000	290,732
Yum! Brands Inc., 5.300%, due September 15, 2019			355,000	397,959
Total Consumer, Non-cyclical		3.4%		1,248,276

Energy
Kinder Morgan Energy Partners, 5.625%, due February 15, 2015			500,000	531,765
PPL Energy Supply LLC, 5.700%, due October 15, 2015			80,000	85,086
Plains All American Pipeline, 6.125%, due January 15, 2017			1,345,000	1,528,054
XTO Energy Inc., 6.250%, August 1, 2017			1,000,000	1,182,190
Kinder Morgan Energy Partners, 5.950%, due February 15, 2018			460,000	526,691
Transocean Inc., 7.375%, due April 15, 2018			1,350,000	1,560,195
Hess Corporation, 8.125%, due February 15, 2019			199,000	247,638
Total Energy		15.4%		5,661,619

Financial
American Express Credit Co., 5.300%, due December 2, 2015			117,000	127,281
General Electric Capital Corp., 5.625%, due September 15, 2017			215,000	244,986
Total Financial		1.0%		372,267

Paper & Forest Products Industry
International Paper, 9.375%, due May 15, 2019			500,000	659,365
Total Paper & Forest Products Industry		1.8%		659,365

Technology
Cisco Systems Inc., 5.500%, due February 22, 2016			960,000	1,067,050
Oracle Corp., 5.000%, due July 08, 2019			250,000	283,927
Adobe Systems Inc., 4.750%, due February 1, 2020			100,000	109,007
Total Technology		4.0%		1,459,984

Transportation
Union Pacific Corp., 4.875%, due January 15, 2015			1,000,000	1,053,310

FedEx Corp., 8.000%, due January 15, 2019			500,000	628,805
Total Transportation		4.6%		1,682,115

Utilities
Dominion Resources Inc., 5.000%, due March 15, 2013
Potomac Electric Power, 4.650%, due April 15, 2014			600,000	612,288
Southern Power Company, 4.875%, due July 15, 2015			1,250,000	1,337,125
Southern Electric Power, 5.550%, due January 15, 2017			174,000	190,970
Metropolitan Edison, 7.700%, due January 15, 2019			250,000	304,545
Total Utilities		6.7%		2,444,928

TOTAL - US CORPORATE BONDS		62.7%		$23,014,418
Total - US Corporate Bonds Cost	$21,022,147

U.S. Common Stock

Chemicals - Speciality
Du Pont (E.I.) De Nemours and Company			4,312	252,511
Terra Nitrogen Company LP			225	45,607
Total Chemicals - Specialty		0.8%		298,118

Computer and Peripherals
Hewlett-Packard			11,680	245,163
Total Computer and Peripherals		0.7%		245,163

Computers, Software & Services
Microsoft Corp.			3,640	121,139
Total Computer Software & Services		0.3%		121,139

Drug Industry
Bristol-Myers Squibb			1,500	69,420
Johnson & Johnson			2,800	242,732
Lilly Eli & Co.			2,000	100,660
Merck & Co. Inc.			1,500	71,413
Total Drug Industry		1.3%		484,225

Electrical Equipment
General Electric			9,425	225,163
Total Electrical Equipment		0.6%		225,163

Electric Utility
Atmos Energy Corp.			1,500	63,885
Avista Corp.			2,000	52,800
Consolidated Edison Inc.			1,500	82,710
Duke Energy Corp.			3,665	244,769
Entergy Corporation New			1,570	99,208
Exelon Corp.			1,400	41,496
Firstenergy Corp.			1,255	45,745
Northeast Utilities			787	32,472
Pepco Holdings Inc.			7,080	130,697
PPL Corporation			4,945	150,229
Scana Corp.			700	32,228
Southern Company			4,150	170,897
Total Electric Utility		3.1%		1,147,136

Exchange Traded Funds
iShares Investment Grade Corp. Bonds			640	72,653
iShares S&P Preferred Stock Index Fund			2,516	95,608
iShares Silver Trust			1,525	31,872
SPDR Barclays Capital High Yield			2,600	103,597
SPDR Gold Trust			350	44,863
Total Exchange Traded Funds		1.0%		348,593

Food Processing
Kraft Foods Group			500	26,240
Mondelez International Inc.			1,500	47,131
Total Food Processing		0.2%		73,371

Metals & Mining
Silver Wheaton Corp.			700	17,339
Total Mining		0.05%		17,339

Mutual Funds
Blackrock Global Floating Rate Income Fund			3,179	45,046
John Hancock Preferred Income Fund			3,284	63,316
Total Mutual Funds		0.3%		108,362

Natural Gas (Diversified)
ONEOK Inc.			1,200	63,984
Total Natural Gas (Diversified)		0.2%		63,984

Office Equipment
Pitney Bowes Inc.			3,000	54,570
Total Office Equipment		0.1%		54,570

Oil Field Services and Equipment
Diamond Offshore Drilling			1,515	94,415
Total Oil Field Services and Equipment		0.3%		94,415

Petroleum Industry
Hollyfrontier Corp			3,400	143,174
Total Petroleum Industry		0.4%		143,174

Real Estate Investment Trust
AvalonBay Communities			400	50,836
Digital Realty Trust Inc.			1,500	79,650
Healthcare Realty Trust Inc.			2,300	53,153
Hospitality Properties Trust			9,600	271,680
Liberty Property Trust			5,240	186,544
LTC Properties Inc.			4,830	183,443
Mack Cali Rlty Corp			5,600	122,864
Omega Healthcare Investors			5,831	174,172
Redwood Trust			2,600	51,194
Sabra Healthcare Reit Inc.			1,960	45,100
Senior Housing Properties Trust			6,300	147,042
Stag Industrial Inc.			7,130	143,456
Sun Communities			3,180	135,532
Ventas Inc.			600	36,900
Washington Real Estate Investment Trust			6,600	166,782
Total Real Estate Investment Trust		5.0%		1,848,348

Restaurant Industry
McDonalds Corp			2,182	209,930
Total Restaurant Industry		0.6%		209,930

Telecommunications Services
AT&T			9,200	311,144
CenturyTel Inc.			6,900	216,522
Consolidated Communications Holdings, Inc.			5,000	165,504
Frontier Communications Corp.			192	803
Verizon Communications Inc.			5,640	263,247
Total Telecommunications Services		2.6%		957,220

Foreign Stocks

CANADIAN - Petroleum Industry
Penn West Petroleum			3,400	37,842
CANADIAN - Utilities

Atlantic Power Corp			2,700	11,637
Total Canadian Common Stock		0.1%		49,479

FRANCE - Drug Industry
Sanofi-Aventis-ADR			600	30,378
Total France Common Stock		0.1%		30,378

NETHERLANDS - Petroleum Industry
Royal Dutch Shell PLC			400	26,272
Seadrill Ltd.			1,200	54,096
Total Netherlands Common Stock		0.2%		80,368

UNITED KINGDOM - Food Processing Insustry
Unilever PLC			800	30,864
Total UK Common Stock		0.1%		30,864

Publicly Traded Partnership Stocks

Publicly Traded Partnerships - Oil/Gas Distribution
Amerigas Partners-LP			7,230	311,396
Atlas Pipeline Partners LP			3,301	128,079
Boardwalk Pipeline Partners			10,218	310,321
Breitburn Energy			4,700	86,151
Buckeye Partners LP			6,472	424,110
CVR Partners LP			4,760	84,252
El Paso Pipeline Partners LP			5,800	244,876
Enbridge Energy Partners LP			3,700	112,665
Energy Transfer Partners LP			7,050	367,093
Enterprise Products Partners			1,600	97,664
Kinder Morgan Energy Partners			3,600	287,388
Linn Energy LLC			5,890	152,669
Magellan Midstream Partners			2,200	124,146
Market West Partners LP			2,000	144,460
Nustar Energy LP Unit Com			4,100	164,451
PAA NAT Gas Storage LP Com Unit Ltd			5,200	121,108
Plains All American Pipeline			1,600	84,256
PVR Partners LP			3,000	69,360
Spectra Energy Partners LP			1,300	59,238
Suburban Propane Partners LP			3,200	149,760
Targa Resources Partners LP			3,460	178,086
TC Pipelines LP			1,700	82,790
Williams Partners LP			5,240	277,091
Total Publicly Traded Partnerships Stocks- Oil/Gas Distribution		11.1%		4,061,410

Publicly Traded Partnerships - Public / Private Equity
KKR & Co LP			2,370	48,775
Total Publicly Traded Partnerships - Public / Private Equity		0.1%		48,775

Cost - Publicly Traded Partnerships	4,131,422

TOTAL - ALL STOCKS		29.3%		$10,741,524
Total - All Stocks Cost	$10,248,491

TOTAL - CASH AND EQUIVALENTS (Money Market)	$2,921,330	8.0%		$2,921,330

TOTAL PORTFOLIO		100.0%		$36,677,272
Total Portfolio Cost	$34,191,968

FINANCIAL ACCOUNTING STANDARDS NO. 157

The Company adopted the provisions of the Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data from sources independent of the Company. Unobservable inputs reflect the Company’s own assumption about the assumptions that market participants would use in pricing the asset or liability developed on the best information available in the circumstance.

The fair value hierarchy is categorized into three levels based on the inputs as follows

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Company's own assumptions about the assumption a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following table presents information about the Company’s assets measured at fair market value as of September 30, 2013:

Investments in Securities	Level 1	Level 2	Level 3	Balance

US Corporate Bonds		23,014,418		23,014,418
Common Stock (not incl PTP's below)	6,631,339			6,631,339
Publicly Traded Partnerships Stocks	4,110,185			4,110,185
Cash and Equivalents (Money Market)	2,921,330			2,921,330
TOTALS				$36,677,272

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s President/Chief Executive Officer and Chief Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the third fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT
3 (a) (1)	Certification of President/Chief Executive Officer

3 (a) (2)	Certification of Chief Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Kavilco Incorporated

By:	/s/ Louis A. Thompson
Louis A. Thompson
President/Chief Executive Officer

Date: November 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Scott Burns
Scott Burns
Chief Financial Officer

Date: November 22, 2013